UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-2429

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   July 31

Date of Reporting Period:  October 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM BOND FUND - 1ST QUARTER REPORT -
PERIOD ENDED October 31, 2005

[LOGO OF USAA]
   USAA(R)

                             USAA INTERMEDIATE-TERM
                                     BOND Fund

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

                     1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (44.6%)

              AUTOMOBILE MANUFACTURERS (1.0%)
   $ 2,000    DaimlerChrysler North America Holding Corp., Notes                         4.03%(g)     3/07/2007         $  1,997
     2,000    General Motors Acceptance Corp., Notes                                     6.13         8/28/2007            1,970
                                                                                                                        --------
                                                                                                                           3,967
                                                                                                                        --------
              BROADCASTING & CABLE TV (0.5%)
     1,000    Cox Communications, Inc., Notes                                            3.88        10/01/2008              965
     1,000    Jones Intercable, Inc., Senior Notes                                       7.63         4/15/2008            1,056
                                                                                                                        --------
                                                                                                                           2,021
                                                                                                                        --------
              BUILDING PRODUCTS (0.3%)
     1,000    York International Corp., Senior Notes                                     6.63         8/15/2006            1,011
                                                                                                                        --------
              CASINOS & GAMING (0.2%)
     1,000    Harrahs Operating Co., Inc., Bonds(a)                                      5.63         6/01/2015              961
                                                                                                                        --------
              CONSUMER FINANCE (1.1%)
     1,000    Capital One Financial Corp., Senior Notes                                  4.74         5/17/2007              997
     2,000    Ford Motor Credit Co., Senior Notes                                        4.95         1/15/2008            1,876
       500    Household Finance Corp., Notes                                             5.75         1/30/2007              506
     1,000    SLM Corp., MTN, CPI                                                        4.54(g)      6/01/2009              978
                                                                                                                        --------
                                                                                                                           4,357
                                                                                                                        --------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,000    Fiserv, Inc., Notes                                                        4.00         4/15/2008              971
                                                                                                                        --------
              DIVERSIFIED BANKS (2.8%)
     1,000    Compass Bank, Notes                                                        8.10         8/15/2009            1,108
     1,000    Emigrant Bancorp, Inc., Senior Notes(a)                                    6.25         6/15/2014            1,029
     2,000    First Union National Bank, FL, Subordinated Debentures                     6.18         2/15/2036(b)         2,159
     3,000    First Union National Bank, NC, Subordinated Notes                          6.18         2/15/2036(b)         3,238
     1,000    SouthTrust Bank, N.A., Subordinated Notes                                  6.57        12/15/2027(b)         1,115
     1,000    Washington Mutual Bank FA, Subordinated Notes                              5.13         1/15/2015              972
     1,000    Westpac Capital Trust IV, Notes(a)                                         5.26        12/29/2049              967
                                                                                                                        --------
                                                                                                                          10,588
                                                                                                                        --------
              ELECTRIC UTILITIES (7.0%)
     2,882    Cedar Brakes II, LLC, Senior Notes, Series C(a)                            9.88         9/01/2013            3,313
       977    FPL Energy National Wind, LLC, Secured Notes(a)                            5.61         3/10/2024              966
     1,000    Jersey Central Power & Light Co., First Mortgage MTN                       6.45         5/15/2006            1,009
     1,000    Midamerican Energy Holdings Co., Senior Notes                              5.88        10/01/2012            1,026
     3,000    Monongahela Power Co., First Mortgage Bonds                                5.00        10/01/2006            3,001
     2,000    Monongahela Power Co., Notes, Series A                                     7.36         1/15/2010            2,096
     1,000    New York State Electric & Gas Corp., Notes                                 5.50        11/15/2012            1,010
     2,000    Northern States Power Co., First Mortgage Bond, Series B                   8.00         8/28/2012            2,326
     1,663    Oglethorpe Power Corp., Secured Series Facility Bonds                      6.97         6/30/2011            1,721
     2,000    Pacific Gas & Electric Co., First Mortgage Bond                            4.20         3/01/2011            1,906
     1,000    Potomac Edison Co., First Mortgage Bond                                    5.35        11/15/2014              990
     2,000    Power Contract Financing, Senior Notes(a)                                  6.26         2/01/2010            2,034
     1,000    Public Service Co. of Colorado, Senior Notes                               7.88        10/01/2012            1,158
     1,000    Southern Power Co., Senior Notes                                           6.25         7/15/2012            1,049
     1,100    Tristate General & Transport Association, Bonds(a)                         6.04         1/31/2018            1,119
     2,000    TXU Energy Co., LLC, Senior Notes                                          7.00         3/15/2013            2,086
                                                                                                                        --------
                                                                                                                          26,810
                                                                                                                        --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITY (0.2%)
   $   780    Texas Municipal Gas Corp., Notes (INS)(a)                                  2.60%        7/01/2007         $    768
                                                                                                                        --------
              FOOD RETAIL (0.5%)
     2,000    Kroger Co., Notes                                                          5.50         2/01/2013            1,957
                                                                                                                        --------
              GAS UTILITIES (2.9%)
     1,000    Centerpoint Energy Resources Corp., Senior Notes                           5.95         1/15/2014            1,013
     2,000    Energy Transfer Partners, LP, Senior Notes                                 5.95         2/01/2015            1,953
     1,000    Gulfstream Natural Gas Systems LLC, Senior Notes(a)                        5.56        11/01/2015              998
     1,000    Kinder Morgan Energy Partners, Notes                                       6.75         3/15/2011            1,065
     2,000    Michigan Consolidated Gas Co., Notes                                       5.00        10/01/2019            1,888
     1,000    Northern Natural Gas Co., Senior Notes(a)                                  5.38        10/31/2012            1,011
     2,000    Southern Star Central Corp., Senior Notes(a)                               7.38        11/15/2006            2,057
     1,000    Valero Logistics Operations, LP, Senior Notes                              6.05         3/15/2013            1,029
                                                                                                                        --------
                                                                                                                          11,014
                                                                                                                        --------
              HOUSEHOLD APPLIANCES (0.3%)
     1,000    Whirlpool Corp., Debentures                                                7.75         7/15/2016            1,135
                                                                                                                        --------
              HOUSEWARES & SPECIALTIES (0.3%)
     1,000    Newell Rubbermaid, Inc., Notes                                             4.63        12/15/2009              976
                                                                                                                        --------
              INDUSTRIAL CONGLOMERATES (0.5%)
     2,000    Tyco International Group, COP, Notes(a)                                    4.44         6/15/2007            1,986
                                                                                                                        --------
              INDUSTRIAL MACHINERY (0.3%)
     1,000    Pall Corp., Senior Notes(a)                                                6.00         8/01/2012            1,039
                                                                                                                        --------
              LIFE & HEALTH INSURANCE (1.6%)
     2,000    Blue Cross Blue Shield FL, Inc., Notes                                     8.25        11/15/2011            2,285
     1,000    Monumental Global Funding II, Senior Secured Notes(a)                      4.38         7/30/2009              977
     3,000    North Front, Pass-Through Trust, Notes(a)                                  5.81        12/15/2024            2,974
                                                                                                                        --------
                                                                                                                           6,236
                                                                                                                        --------
              MANAGED HEALTH CARE (1.1%)
     2,000    Coventry Health Care, Inc., Senior Notes                                   5.88         1/15/2012            2,000
     2,000    Highmark, Inc., Senior Notes(a)                                            6.80         8/15/2013            2,150
                                                                                                                        --------
                                                                                                                           4,150
                                                                                                                        --------
              MISCELLANEOUS (0.2%)
     1,000    Keenan Development Assoc. of Tennessee LLC, RB, Series 2005 (INS)          5.02         7/15/2028              931
                                                                                                                        --------
              MOVIES & ENTERTAINMENT (0.4%)
     1,500    Time Warner Companies, Inc., Notes                                         8.11         8/15/2006            1,536
                                                                                                                        --------
              MULTI-LINE INSURANCE (2.4%)
     2,000    American General Finance Corp. MTN, Notes                                  4.88         7/15/2012            1,949
     1,000    Farmers Exchange Capital, Surplus Notes(a)                                 7.05         7/15/2028            1,013
     1,000    Farmers Insurance Exchange, Notes(a)                                       6.00         8/01/2014              999
     2,000    ING Capital Funding Trust III, Guaranteed Trust Preferred Bonds            8.44        12/29/2049(k)         2,276
     1,000    Oil Casualty Insurance Ltd., Subordinated Debentures(a)                    8.00         9/15/2034            1,002
     2,000    Oil Insurance Ltd., Subordinated Debentures(a)                             5.15         8/15/2033            1,973
                                                                                                                        --------
                                                                                                                           9,212
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              MULTI-SECTOR HOLDINGS (0.8%)
   $ 3,000    Leucadia National Corp., Senior Notes                                      7.00%        8/15/2013         $  3,030
                                                                                                                        --------
              MULTI-UTILITIES (0.5%)
     1,000    Duke Capital Corp., LLC, Senior Notes                                      4.30         5/18/2006              998
     1,000    Teco Energy, Inc., Notes                                                   6.13         5/01/2007            1,018
                                                                                                                        --------
                                                                                                                           2,016
                                                                                                                        --------
              OIL & GAS EQUIPMENT & SERVICES (0.8%)
     1,000    Halliburton Co., Notes, Series MTN                                         6.00         8/01/2006            1,007
     2,000    Seacor Holdings, Inc., Senior Notes                                        5.88        10/01/2012            1,914
                                                                                                                        --------
                                                                                                                           2,921
                                                                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,000    Southwestern Energy Co., Senior Notes                                      6.70        12/01/2005            1,001
     1,000    Southwestern Energy Co., Senior Notes                                      7.63(b)      5/01/2027            1,065
                                                                                                                        --------
                                                                                                                           2,066
                                                                                                                        --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     2,000    Travelers Life & Annuity, Notes(a)                                         5.13         8/15/2014            1,955
                                                                                                                        --------
              PAPER PACKAGING (0.3%)
     1,000    Temple-Inland, Inc., Notes                                                 5.00         5/17/2007              995
                                                                                                                        --------
              PROPERTY & CASUALTY INSURANCE (5.2%)
     1,000    21st Century Insurance Group, Senior Notes                                 5.90        12/15/2013            1,008
     2,000    ACE INA Holdings, Inc., Senior Notes                                       5.88         6/15/2014            2,025
     2,000    AXIS Capital Holdings Ltd., Senior Notes                                   5.75        12/01/2014            1,957
     2,000    CNA Financial Corp., Notes                                                 6.75        11/15/2006            2,032
     1,000    Fidelity National Financial, Inc., Notes                                   5.25         3/15/2013              926
     1,000    Fidelity National Financial, Inc., Notes                                   7.30         8/15/2011            1,039
     2,000    First American Capital Trust I, Cumulative Trust Preferred Securities      8.50         4/15/2012            2,232
     1,000    Fund American Companies, Inc., Notes                                       5.88         5/15/2013              994
     1,000    Infinity Property & Casualty Corp., Senior Notes, Series B                 5.50         2/18/2014              965
       500    Liberty Mutual Insurance Co., Notes(a)                                     8.20         5/04/2007              516
     1,000    Markel Corp., Senior Notes                                                 6.80         2/15/2013            1,045
     1,000    Ohio Casualty Corp., Notes                                                 7.30         6/15/2014            1,063
     2,000    RLI Corp., Senior Notes                                                    5.95         1/15/2014            1,976
     1,000    St. Paul Travelers Companies, Inc., Senior Notes                           5.01         8/16/2007              998
     1,000    W.R. Berkley Corp., Senior Notes                                           5.60         5/15/2015              986
                                                                                                                        --------
                                                                                                                          19,762
                                                                                                                        --------
              PUBLISHING (0.5%)
     2,000    Scholastic Corp., Notes                                                    5.00         4/15/2013            1,824
                                                                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (4.0%)
     1,105    American Health Properties, Inc., Notes                                    7.50         1/15/2007            1,136
     1,000    Archstone Smith Operating Trust, Notes                                     5.25         5/01/2015              979
     1,000    EOP Operating, LP, Senior Notes                                            7.25         2/15/2018            1,120
     2,000    ERP Operating, LP, Notes                                                   6.58         4/13/2015            2,154
     1,000    Health Care Properties Investors, Inc., Senior Notes                       6.50         2/15/2006            1,006
     1,000    Hospitality Properties Trust, Senior Notes                                 5.13         2/15/2015              950
     1,000    HRPT Properties Trust, Notes                                               5.75        11/01/2015              994
     1,000    Liberty Property, LP, Senior Notes                                         5.13         3/02/2015              959
     1,000    Pan Pacific Retail Properties, Inc., Notes                                 5.25         9/01/2015              974
     1,000    Pan Pacific Retail Properties, Inc., Notes                                 7.95         4/15/2011            1,116

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
   $ 1,000    Post Apartment Homes LP, Senior Notes                                      5.45%        6/01/2012         $    974
     2,000    TriNet Corporate Realty Trust, Inc., Notes                                 7.95         5/15/2006            2,029
     1,000    Washington REIT, Senior Notes                                              5.35         5/01/2015              979
                                                                                                                        --------
                                                                                                                          15,370
                                                                                                                        --------
              REGIONAL BANKS (4.1%)
     1,750    Bank of Hawaii, Notes                                                      6.88         3/01/2009            1,853
     1,000    Banknorth Group, Inc., Senior Notes                                        3.75         5/01/2008              973
     1,000    City National Corp., Senior Notes                                          5.13         2/15/2013              987
     2,000    Imperial Bank, Subordinated Capital Notes                                  8.50         4/01/2009            2,205
     3,500    PNC Financial Services, Trust Preferred Securities, Series C               8.88         3/15/2027            3,813
     2,000    Susquehanna Bancshares, Subordinated Notes                                 4.75         5/01/2014            1,947
     2,000    TCF Financial Bank, Subordinated Notes                                     5.00         6/15/2014            1,967
     1,950    Union Planters Bank, N.A., Subordinated Notes                              6.50         3/15/2018(c)         2,015
                                                                                                                        --------
                                                                                                                          15,760
                                                                                                                        --------
              REINSURANCE (1.6%)
     2,000    Montpelier Re Holdings Ltd., Senior Notes                                  6.13         8/15/2013            1,963
     2,000    Platinum Underwriters Holdings Ltd., Senior Notes(a)                       6.37        11/16/2007            2,010
     2,000    Reinsurance Group of America, Inc., Senior Notes(a)                        7.25         4/01/2006            2,011
                                                                                                                        --------
                                                                                                                           5,984
                                                                                                                        --------
              SPECIALIZED FINANCE (0.3%)
     1,000    CIT Group, Inc., Global Notes                                              7.38         4/02/2007            1,034
                                                                                                                        --------
              THRIFTS & MORTGAGE FINANCE (0.8%)
     1,000    Independence Community Bank Corp., Subordinated Notes                      3.75         4/01/2014              954
     2,000    Sovereign Bank, Notes                                                      4.38         8/01/2013            1,960
                                                                                                                        --------
                                                                                                                           2,914
                                                                                                                        --------
              TOBACCO (0.8%)
     1,000    Universal Corp., Notes                                                     5.00         9/01/2011              936
     2,000    UST, Inc., Notes                                                           6.63         7/15/2012            2,053
                                                                                                                        --------
                                                                                                                           2,989
                                                                                                                        --------
              Total corporate obligations (cost: $170,638)                                                               170,246
                                                                                                                        --------
              EURODOLLAR AND YANKEE OBLIGATIONS (10.1%)(e)

              DIVERSIFIED BANKS (4.1%)
     2,000    Banco Nacional de Comercio Exterior SNC, Notes (Mexico)(a)                 3.88         1/21/2009            1,912
     1,000    Banco Santander, Subordinated Notes (Chile)(a)                             5.38        12/09/2014              989
     1,500    Chuo Mitsui Trust & Banking Co., Subordinated Notes (Japan)(a)             5.51        12/29/2049            1,423
     3,000    HBOS plc, Subordinated Notes (United Kingdom)(a)                           5.38(g)     11/01/2049            2,971
     2,000    Mizuho Finance, Notes (Japan)(a)                                           5.79         4/15/2014            2,054
     1,000    Nordea Bank AB, Subordinated Notes (Sweden)(a)                             5.42        12/29/2049              987
     2,000    Rabobank Capital Funding Trust III, Subordinated Notes (Netherlands)(a)    5.25        12/29/2049            1,934
     1,000    Skandinaviska Enskilda Banken, Subordinated Bonds (Sweden)(a)              5.47         3/29/2049              981
     2,000    UFJ Finance Aruba AEC, Notes (Japan)                                       8.75        11/13/2049            2,176
                                                                                                                        --------
                                                                                                                          15,427
                                                                                                                        --------
              DIVERSIFIED CAPITAL MARKETS (0.3%)
     1,000    Fondo Latinoamericano, Notes (Colombia)(a)                                 3.00         8/01/2006              988
                                                                                                                        --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              DIVERSIFIED METALS & MINING (0.8%)
   $ 1,000    Brascan Corp., Notes (Canada)                                              8.13%       12/15/2008         $  1,086
     2,000    Glencore Funding, LLC, Notes (Switzerland)(a)                              6.00         4/15/2014            1,845
                                                                                                                        --------
                                                                                                                           2,931
                                                                                                                        --------
              FOOD RETAIL (0.1%)
       500    Ahold Finance U.S.A., Inc., Notes (Netherlands)                            6.25         5/01/2009              506
                                                                                                                        --------
              FOREST PRODUCTS (0.4%)
     1,500    Nexfor, Inc., Debentures (Canada)                                          8.13         3/20/2008            1,573
                                                                                                                        --------
              INDUSTRIAL CONGLOMERATES (0.5%)
     1,000    Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)                 5.45        11/24/2010            1,007
     1,000    Hutchison Whampoa International Ltd., Notes (Hong Kong)(a)                 6.50         2/13/2013            1,050
                                                                                                                        --------
                                                                                                                           2,057
                                                                                                                        --------
              INTEGRATED OIL & GAS (0.6%)
     2,000    Pemex Finance Ltd., Senior Notes (Mexico)                                  8.88        11/15/2010            2,217
                                                                                                                        --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     2,000    British Telecom plc, Notes (United Kingdom)                                7.88        12/15/2005            2,008
                                                                                                                        --------
              OIL & GAS DRILLING (0.5%)
       971    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                   4.79(g)      8/01/2013              970
       971    Delek & Avner-Yam Tethys Ltd., Secured Notes (Israel)(a)                   5.33         8/01/2013              950
                                                                                                                        --------
                                                                                                                           1,920
                                                                                                                        --------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     2,000    RAS Laffan Liquefied Natural Gas Co. Ltd. II, Bonds, Series A (Qatar)(a)   5.30         9/30/2020            1,960
                                                                                                                        --------
              REAL ESTATE INVESTMENT TRUSTS (0.5%)
     2,000    Westfield Capital Corp. Ltd., Notes (Australia)(a)                         4.38        11/15/2010            1,933
                                                                                                                        --------
              REGIONAL BANKS (0.5%)
     2,000    Popular North America, Inc., Notes (Netherlands)                           4.25         4/01/2008            1,966
                                                                                                                        --------
              REINSURANCE (0.8%)
     3,000    Stingray, Pass-Through Trust, Notes (Cayman Island)(a)                     5.90         1/12/2015            3,020
                                                                                                                        --------
              Total Eurodollar and Yankee obligations (cost: $38,861)                                                     38,506
                                                                                                                        --------
              ASSET-BACKED SECURITIES (11.6%)(d)

              AIRLINES (3.5%)
              America West Airlines, Inc., Pass-Through Certificates,
     2,214       Series 1996-1, Class A, EETC                                            6.85         7/02/2009            2,186
       402       Series 1998-1, Class A, EETC                                            6.87         1/02/2017              395
     2,378       Series 1999-1, Class G, EETC (INS)                                      7.93         1/02/2019            2,525
              American Airlines, Inc., Pass-Through Certificates,
     1,546       Series 2003-1, Class G, EETC (INS)                                      3.86         7/09/2010            1,481
     1,000       Series 2001-1, Class A-2, EETC                                          6.82         5/23/2011              899
              Continental Airlines, Inc., Pass-Through Certificates,
     1,418       Series AMBC, EETC (INS)                                                 6.24         3/15/2020            1,456
     1,646       Series 99-1, Class A, EETC                                              6.55         2/02/2019            1,594

6

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
   $ 1,000    Delta Air Lines, Inc., Pass-Through Certificates,
                 Series 2002-1, Class G-2, EETC (INS)                                    6.42%        7/02/2012         $  1,005
     1,868    Northwest Airlines, Inc., Pass-Through Certificates,
                 Series 2002-1, Class G-2 EETC (INS)                                     6.26        11/20/2021            1,842
                                                                                                                        --------
                                                                                                                          13,383
                                                                                                                        --------
              ASSET-BACKED FINANCING (8.1%)
     2,538    Aerco Ltd., Series 2A, Class A4(a)                                         4.49(g)      7/15/2025            2,441
     1,545    Airport Airplanes, Pass-Through Certificates, Series 1R, Class A8, EETC    4.35(g)      3/15/2019            1,453
     1,000    ARG Funding Corp., Subordinated Bonds, Series 2003-1A, Class C2            6.64         3/20/2007              999
       601    Aviation Capital Group Trust, Notes, Series 2000-1A, Class A2(a)           4.45(g)     11/15/2025              597
              Bank One Issuance Trust, Notes,
     1,000       Series 2003, Class C-1                                                  4.54         9/15/2010              990
     1,000       Series 2003, Class C-3                                                  4.77         2/16/2016              963
     4,000    Capital One Multi-Asset Execution Trust, Notes, Series 2003-C2, Class C2   4.32         4/15/2009            3,992
     1,000    CIT Equipment Collateral, Notes, Series 2003-EF1, Class C                  3.98         2/20/2009              991
              Citibank Credit Card Issuance Trust,
     1,000       Series 2005-C1, Class C1                                                5.50         3/24/2017              998
     2,000       Series 2001-C3, Class C3                                                6.65         5/15/2008            2,021
     1,000    Detroit Edison, Notes, Series 2001-1, Class A-4                            6.19         3/01/2013            1,049
              Diversified REIT, Notes,
       694       Series 1999-1A, Class A1(a)                                             6.78         3/18/2011              704
     2,000       Series 1999-1A, Class C(a)                                              6.78         3/18/2011            2,080
     1,000       Series 2000-1, Class C(a)                                               6.97         3/08/2010            1,047
     5,000    GE Commercial Equipment Financing LLC, Series 2005-1, Class A2             3.77         9/20/2007            4,977
     1,889    Hyundai Auto Receivables Trust, Notes, Series 2003-A, Class B              2.99        10/15/2010            1,856
     1,000    IKON Receivables LLC, Notes, Series 2003-1, Class A4                       3.27         7/15/2011              987
     2,933    Trinity Rail Leasing LP, Series 2004-1A, Class A (INS)(j)                  5.27         8/14/2027            2,900
                                                                                                                        --------
                                                                                                                          31,045
                                                                                                                        --------
              Total asset-backed securities (cost: $44,735)                                                               44,428
                                                                                                                        --------
              U.S. GOVERNMENT AGENCY ISSUES (3.2%)(i)

              COLLATERALIZED MORTGAGE OBLIGATIONS (2.8%)
              Fannie Mae(+),
       103       Series 1999-25 VB                                                       6.00         4/25/2016              102
       449       Series 2001-20 VB                                                       6.00         9/25/2017              449
       277       Series 2001-29 VB                                                       6.50         8/25/2016              277
              Freddie Mac(+),
     1,488       Series 2435 VG                                                          6.00         2/15/2013            1,521
       987       Series 2389 VH                                                          6.00        10/15/2018              995
       535       Series 2427 VL                                                          6.50        11/15/2017              537
     1,230       Series 2367 KV                                                          7.00        10/15/2014            1,244
              Government National Mortgage Assn.,
     2,000       Series 1999-14 VD                                                       6.00         3/20/2014            2,036
     2,559       Series 2002-4 VG                                                        6.50        11/16/2017            2,576
       915       Series 2001-49 VB                                                       7.00        11/16/2016              923
                                                                                                                        --------
                                                                                                                          10,660
                                                                                                                        --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
    35,104    Government National Mortgage Assn., Series 2003-59, Class XB
                 (acquired 09/16/2005; cost $1,571)                                      2.28         7/16/2010            1,513
                                                                                                                        --------
              Total U.S. government agency issues (cost: $12,084)                                                         12,173
                                                                                                                        --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (0.9%)

              BONDS AND NOTES
   $ 1,000    4.25%, 8/15/2015                                                                                          $    976
     2,000    6.25%, 8/15/2023                                                                                             2,335
                                                                                                                        --------
              Total U.S. Treasury securities (cost: $3,331)                                                                3,311
                                                                                                                        --------
              OTHER MORTGAGE SECURITIES (17.5%)(d)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (16.1%)
     1,000    Amresco Commercial Mortgage Fund I Corp.,
                 Series 1997 C1, Class F                                                 7.64%        6/17/2029            1,032
     2,000    Bear Stearns Commercial Mortgage Securities, Inc.,
                 Series 2005-T18, Class AAB                                              4.82         2/13/2042            1,952
       940    Chase Commercial Mortgage Securities Corp.,
                 Series 2000-1, Class A2                                                 7.76         4/15/2032            1,014
     4,998    Commercial Mortgage Trust, Pass-Through Certificates,
                 Series 2004-RS1, Class A(a)                                             4.02         3/03/2041            4,843
              CS First Boston Mortgage Securities Corp.,
     2,000       Series 2001-CK1, Class A-2                                              6.25        12/16/2035            2,042
     1,000       Series 1998-C1, Class D                                                 7.17         5/17/2040            1,083
       650    First Union National Bank-Chase, Series 1999-C2, Class D                   7.06         6/15/2031              687
     1,000    G-Force, LLC, Pass-Through Certificates, Series 2005-RRA, Class A-1(a)     4.39         8/22/2036              965
              GE Capital Commercial Mortgage Corp.,
     1,500       Series 2002-3A, Class D(a)                                              5.34        12/10/2037            1,494
       835       Series 2000-1, Class A-1                                                6.32         1/15/2033              842
     1,769    GGP Mall Properties Trust, Series 2001, Class D-2(a)                       5.89        11/15/2011            1,784
              GMAC Commercial Mortgage Security, Inc.,
     1,000       Series 1998-C2, Class D                                                 6.50         5/15/2035            1,040
     1,115       Series 1999-C1, Class D                                                 6.84         5/15/2033            1,170
     1,000    GS Mortgage Securities, Series 2001 ROCK, Class A-2                        6.62         5/03/2018            1,083
     2,890    GS Mortgage Securities Corp. II, Series 1998-GLII, Class E                 6.97         4/13/2031            3,007
     2,000    Hilton Hotels Pool Trust, Series 2000-HLTA, Class C(a)                     7.46        10/03/2015            2,161
       790    LB Commercial Conduit Mortgage Trust, Series 1999-C1, Class A1             6.41         6/15/2031              795
     3,000    Machine One Trust, Series 2004-1A, Class A3(a)                             5.22         5/28/2040            2,966
              Merrill Lynch Mortgage Investors, Inc.,
     2,000       Series 1998-C1, Class A2                                                6.48        11/15/2026            2,055
       869       Series 1997-C2, Class A-2                                               6.54        12/10/2029              892
     5,000       Series 1997-C1, Class B                                                 7.12         6/18/2029            5,116
              Morgan Stanley Dean Witter Capital I, Inc.,
     2,000       Series 2005 IQ9, Class A3                                               4.49         7/15/2056            1,931
     5,000       Series 2005-RR6, Class A2FX(a)                                          5.13         5/24/2043            4,983
     2,521       Series 2001-IQA, Class A2                                               5.33        12/18/2032            2,527
     2,000       Series 1998 XL1, Class A-3                                              6.48         6/03/2030            2,059
     1,757    Salomon Brothers Mortgage Securities VII,
                 Series 2000-C3, Class A1(a)                                             6.34        12/18/2033            1,782
     1,982    TIAA CMBS I Trust, Series 2001 C1A, Class A-3(a)                           6.56         6/19/2026            2,040
     2,000    Tower Global Signal Trust I, Series 2004-1, Class B                        4.16         1/15/2034            1,933
     2,000    Trizechahn Office Properties Trust, Series 2001-TZHA, Class A3(a)          6.21         3/15/2013            2,055
              Wachovia Bank Commercial Mortgage Trust,
     2,000       Series 2005-C18, Class APB                                              4.81         4/15/2042            1,952
     2,000       Series 2005-C17, Class A4                                               5.08         3/15/2042            1,967
                                                                                                                        --------
                                                                                                                          61,252
                                                                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.4%)(f)
              CS First Boston Mortgage Securities Corp.,
   $43,904       Series 2004-C1, Class ASP (acquired 8/30/2004; cost $1,900)(a,h)        0.94%        1/15/2037         $  1,509
     9,434       Series 2003-C3, Class ASP (acquired 6/17/2003; cost $876)(a,h)          1.82         5/15/2038              550
    17,827    Greenwich Capital Commercial Funding Corp., Series 2002-C1,
                 Class XP (acquired 7/17/2003 & 8/13/2003; cost $1,853)(a,h)             1.96         1/11/2035            1,257
    68,142    GS Mortgage Securities Corp. II, Series 2001 ROCK, Class X-1
                 (acquired 5/13/2004; cost $1,025)(a,h)                                  0.40         5/03/2018              878
    18,670    LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class XCP
                 (acquired 7/16/2003; cost $943)(a,h)                                    1.15         7/15/2013              498
    17,203    Morgan Stanley Dean Witter Capital I, Inc., Series 2004-T13,
                 Class X2 (acquired 1/23/2004; cost $936)(a,h)                           0.98         9/13/2045              690
                                                                                                                        --------
                                                                                                                           5,382
                                                                                                                        --------
              Total other mortgage securities (cost: $67,470)                                                             66,634
                                                                                                                        --------
              MUNICIPAL BONDS (8.0%)

              APPROPRIATED DEBT (0.5%)
     2,000    Hudson County, NJ, Improvement Auth. RB (MLO), Series 2005
                 (LOC - North Fork Bank)                                                 4.25         6/15/2019(b)         2,000
                                                                                                                        --------
              CASINOS & GAMING (0.2%)
     1,000    Mashantucket (Western) Pequot Tribe, CT, Bonds(a)                          5.91         9/01/2021              977
                                                                                                                        --------
              EDUCATION (0.3%)
     1,000    Univ. Oklahoma RB                                                          5.25        11/01/2019              984
                                                                                                                        --------
              ELECTRIC UTILITIES (0.9%)
     1,000    Brazos River Auth., TX, PCRB, Series 1995A (TXU)                           5.40         4/01/2030(b)         1,010
       500    Hillsborough County, FL, IDA PCRB                                          4.00         5/15/2018(b)           504
     2,000    Ohio State Water Development PCRB, Series 1999-B                           3.35         6/01/2033(b)         2,000
                                                                                                                        --------
                                                                                                                           3,514
                                                                                                                        --------
              ELECTRIC/GAS UTILITY (0.8%)
     2,000    Energy Acquisition Corp. II, OH, RB (INS)                                  4.49         2/15/2008            1,983
     1,000    North Carolina Eastern Municipal Power Agency RB, Series 2003-E            5.23         1/01/2011              986
                                                                                                                        --------
                                                                                                                           2,969
                                                                                                                        --------
              GENERAL OBLIGATION (1.5%)
     1,000    Bucks County, PA, GO (INS)                                                 3.94        12/15/2008              977
     2,000    Hopewell, VA, Taxable Public Improvement GO, Series B                      5.25         7/15/2009            1,992
     2,000    King County, WA, GO, Series 2004C                                          4.32        12/01/2010            1,942
     1,000    Riverside, CA, Pension Obligation, RB, Series A (INS)                      4.21         2/15/2011              968
                                                                                                                        --------
                                                                                                                           5,879
                                                                                                                        --------
              HOSPITAL (0.5%)
     1,000    Medical Univ., SC, Hospital Auth. Facilities, RB,
                 Series 2004B (INS)                                                      5.01         2/15/2015              988
       980    Rhode Island State Health & Education RB, Series C (LOC - Citizens
                 Bank of Rhode Island)                                                   3.60         9/15/2033(b)           954
                                                                                                                        --------
                                                                                                                           1,942
                                                                                                                        --------
              MULTIFAMILY HOUSING (0.3%)
     1,080    American Eagle Northwest LLC, WA, RB, Series 2005A                         4.97        12/15/2018            1,053
                                                                                                                        --------

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                   of INVESTMENTS
                   (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

 PRINCIPAL                                                                                                                MARKET
    AMOUNT                                                                             COUPON                              VALUE
     (000)    SECURITY                                                                   RATE          MATURITY            (000)
--------------------------------------------------------------------------------------------------------------------------------
              NURSING/CCRC (1.1%)
   $ 1,600    Martin Luther King Foundation, Inc., FL, SAVRS, Notes,
                 Series 1998 (INS)(l)                                                    4.50%       12/01/2028         $  1,600
     2,000    Statewide Communities Development Auth., CA, COP, SAVRS,
                 Series 1999 (INS)(l)                                                    4.20         5/15/2029            2,000
       600    Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(l)                    4.60        12/01/2028              600
                                                                                                                        --------
                                                                                                                           4,200
                                                                                                                        --------
              OIL & GAS REFINING & MARKETING (0.3%)
     1,000    Harris County, TX, IDRB, Series 2002                                       5.68         3/01/2023(b)         1,000
                                                                                                                        --------
              SALES TAX (0.6%)
     2,500    Sales Tax Asset Receivable Corp., NY, RB, Series B                         4.76        10/15/2015            2,442
                                                                                                                        --------
              SPECIAL ASSESSMENT/TAX/FEE (1.0%)
     1,000    New York State Environmental Facilities Corp. RB,
                 Series 2004B (INS)                                                      4.02        12/15/2009              968
     2,000    New York State Urban Development Corp. RB,
                 Series 2004B-3 (INS)                                                    4.38        12/15/2011            1,939
       750    Short Pump Town Center Community Development Auth., VA, RB(a)              4.85         2/01/2006              750
                                                                                                                        --------
                                                                                                                           3,657
                                                                                                                        --------
              Total municipal bonds (cost: $31,019)                                                                       30,617
                                                                                                                        --------

 NUMBER OF
    SHARES
----------
              PREFERRED SECURITIES (1.2%)

              DIVERSIFIED BANKS (0.3%)
    50,000    HSBC Holdings, Series A, 6.2%, perpetual (United Kingdom)                                                    1,220
                                                                                                                        --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              REGIONAL BANKS (0.9%)
    $3,000    Farm Credit Bank of Texas, Series 1, 7.56%, cumulative perpetual(j)                                          3,233
                                                                                                                        --------
              Total preferred securities (cost: $4,501)                                                                    4,453
                                                                                                                        --------
              MONEY MARKET INSTRUMENTS (1.5%)

              COMMERCIAL PAPER (0.4%)
              -----------------------
              THRIFTS & MORTGAGE FINANCE
     1,383    Countrywide Financial Corp.                                                4.07        11/01/2005            1,383
                                                                                                                        --------
              VARIABLE-RATE DEMAND NOTES (1.1%)(m)
              ------------------------------------
              ELECTRIC UTILITIES (0.8%)
     3,200    Sempra Energy ESOP, Series 1999A (NBGA)(a)                                 4.25        11/01/2014            3,200
                                                                                                                        --------
              NURSING/CCRC (0.3%)
     1,141    Pima County Arizona IDA RB, Series 2000B (NBGA)(a)                         6.37        12/01/2025            1,141
                                                                                                                        --------
                                                                                                                           4,341
                                                                                                                        --------
              Total money market instruments (cost: $5,724)                                                                5,724
                                                                                                                        --------

              TOTAL INVESTMENTS (COST: $378,363)                                                                        $376,092
                                                                                                                        ========

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USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

      USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

      A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

         1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

         2. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

         3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

         4. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

         5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

            Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

      B. As of October 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

         investments as of October 31, 2005, were $3,242,000 and $5,513,000, respectively, resulting in net unrealized depreciation of $2,271,000.

      C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $381,267,000 at October 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

     (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

     (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

     (c) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in weighted average maturity calculations as a result of the security's call/put feature.

     (d) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

     (e) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

     (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayments penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

     (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2005.

     (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of these securities at October 31, 2005, was $5,382,000, which represented 1.4% of the Fund's net assets.

     (i) U.S. government agency issues - mortgage-backed securities issued by the Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM BOND FUND
OCTOBER 31, 2005 (UNAUDITED)

         faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

     (j) Security was fair valued at October 31, 2005, by the Manager in accordance with valuation procedures approved by the Company's Board of Directors.

     (k) Security is subject to an earlier call, which shortens its effective maturity date.

     (l) Periodic auction reset bond - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

     (m) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

         COP     Certificate of Participation

         CPI     Consumer Price Index

         EETC    Enhanced Equipment Trust Certificate

         ESOP    Employee Stock Ownership Plan

         GO      General Obligation

         IDA     Industrial Development Authority/Agency

         IDRB    Industrial Development Revenue Bond

         MLO     Municipal Lease Obligation

         MTN     Medium-Term Note

         PCRB    Pollution Control Revenue Bond

         RB      Revenue Bond

         REIT    Real Estate Investment Trust

         SAVRS   Select Auction Variable Rate Securities

    CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

         (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from General Motors Acceptance Corp. or Sempra Energy.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48445-1205                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the index funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    DECEMBER 14, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    DECEMBER 16, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    DECEMBER 14, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.